Exploration costs	9 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
14	Exploration costs

	Three months ended September 30		Nine months ended September 30
	2018	2017	2018	2017
Mongolia	$34	$72	$99	$162
Other	7	23	38	111
	$41	$95	$137	$273